PROPERTIES - Asset Sales, Impairments and Other (Narrative) (Detail 4) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) Facility	Dec. 31, 2014 USD ($) Facility	Dec. 31, 2013 USD ($) Facility
Real Estate Properties [Line Items]
Number of facilities sold	4
Amount of gain (loss) from sale of facilities | $	$ 8.8	$ 2.0
SNF's
Real Estate Properties [Line Items]
Number of facilities sold	7	4	1
Number of previously classified as held for sale	4	3
Number of facilities impaired	6	2
Number of facilities impaired and held for sale	2
Number of facilities impaired and closed		2
Total cash proceeds | $	$ 41.5	$ 4.1	$ 2.3
Amount of gain (loss) from sale of facilities | $	6.4	2.9	$ 1.2
Provision for impairment | $	$ 17.7	$ 3.7